SHARE CAPITAL (Schedule of Information about Options Outstanding) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 6.25	$ 6.25		$ 5.52
Outstanding at December 31, 2010	471,854	454,354	428,367
Exercisable at December 31, 2010	113,342	110,142	109,197
1.72 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 1.72	$ 1.72	$ 1.72
Outstanding at December 31, 2010	46,004	46,004	46,004
Weighted average remaining contractual life years	5.1	5.6	6.6
Weighted average exercise price	$ 1.72	$ 1.72	$ 1.72
Exercisable at December 31, 2010	46,004	46,004	46,004
Weighted average exercise price	$ 1.72	$ 1.72	$ 1.72
3.27 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 3.27	$ 3.27	$ 3.27
Outstanding at December 31, 2010	30,966	30,966	30,966
Weighted average remaining contractual life years	3.4	3.9	4.9
Weighted average exercise price	$ 3.27	$ 3.27	$ 3.27
Exercisable at December 31, 2010	30,966	30,966	30,966
Weighted average exercise price	$ 3.27	$ 3.27	$ 3.27
3.48 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 3.48	$ 3.48	$ 3.48
Outstanding at December 31, 2010	4,486	4,486	4,486
Weighted average remaining contractual life years	3.4	3.9	4.9
Weighted average exercise price	$ 3.48	$ 3.48	$ 3.48
Exercisable at December 31, 2010	4,486	4,486	4,486
Weighted average exercise price	$ 3.48	$ 3.48	$ 3.48
3.63 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 3.63	$ 3.63	$ 3.63
Outstanding at December 31, 2010	4,849	4,849	4,849
Weighted average remaining contractual life years	5.1	5.6	6.6
Weighted average exercise price	$ 3.63	$ 3.63	$ 3.63
Exercisable at December 31, 2010	4,849	4,849	4,849
Weighted average exercise price	$ 3.63	$ 3.63	$ 3.63
3.84 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 3.84	$ 3.84	$ 3.84
Outstanding at December 31, 2010	16,580	16,580	19,908
Weighted average remaining contractual life years	4.5	5	6
Weighted average exercise price	$ 3.84	$ 3.84	$ 3.84
Exercisable at December 31, 2010	16,580	16,580	19,908
Weighted average exercise price	$ 3.84	$ 3.84	$ 3.84
5.52 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 5.52	$ 5.52	$ 5.52
Outstanding at December 31, 2010	2,984	2,984	2,984
Weighted average remaining contractual life years	7.1	7.6	8.6
Weighted average exercise price	$ 5.52	$ 5.52	$ 5.52
Exercisable at December 31, 2010	2,984	2,984	1,493
Weighted average exercise price	$ 5.52	$ 5.52	$ 5.52
6.02 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 6.02	$ 6.02	$ 3.02
Outstanding at December 31, 2010	4,273	4,273	4,273
Weighted average remaining contractual life years	4.6	5.1	6.12
Weighted average exercise price	$ 6.02	$ 6.02	$ 6.02
Exercisable at December 31, 2010	4,273	4,273	1,491
Weighted average exercise price	$ 6.02	$ 6.02	$ 6.02
6.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 6.25	$ 6.25	$ 6.25
Outstanding at December 31, 2010	344,212	344,212	314,897
Weighted average remaining contractual life years	8.5	9	10
Weighted average exercise price
Exercisable at December 31, 2010
Weighted average exercise price
6.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 6.25
Outstanding at December 31, 2010	17,500
Weighted average remaining contractual life years	8.5
Weighted average exercise price	$ 6.25
Exercisable at December 31, 2010	3,200
Weighted average exercise price	$ 6.25